11. STOCK COMPENSATION PROGRAM	9 Months Ended
Nov. 30, 2011
Notes to Financial Statements
11. STOCK COMPENSATION PROGRAM

On March 18, 2009, the board of directors approved the granting of stock options according to the 2009 Nonqualified Stock Option Plan (“2009 Option Plan”) whereby the board is authorized to grant to employees and other related persons stock options to purchase an aggregate of up to 6,000,000 shares of the Company's common stock. Subject to the adoption of the 2009 Option Plan, the options were granted and vest, pursuant to the terms of the 2009 Option Plan, in six equal instalments, with the first instalment vesting at the date of grant, and the balance vesting over 2 ½ years, every six months.

In the nine months ended November 30, 2011, the Company awarded 1,600,000 options to purchase common shares (November 30, 2010 – nil) and recorded stock-based compensation expense for the vesting options of $272,075 (November 30, 2010 - $413,754). The following weighted average assumptions were used for the Black-Scholes option-pricing model to value stock options granted in 2012 and 2011:

	2012	2011
Expected volatility	110.11%	110.36%
Weighted-average volatility	110.11%	110.36%
Expected dividend rate	-	-
Expected life of options in years	10	3 -10
Risk-free rate	3.38%	2.95%

There were no capitalized stock-based compensation costs at November 30, 2011 or November 30, 2010.

The summary of option activity under the 2009 Option Plan as of November 30, 2011, and changes during the period then ended, is presented below:

	Weighted	Number of	Weighted-	Aggregate
	Average	Shares	Average	Intrinsic
	Exercise		Remaining	Value
	Price		Contractual
Options	$		Term

Balance at March 1, 2011	0.46	6,735,000
Options granted	0.29	1,600,000
Options exercised
Options cancelled/forfeited	0.61	(2,120,000)

Balance at November 30, 2011	0.34	6,215,000	7.89	$22,810

Exercisable at November 30, 2011	0.38	4,481,668	7.35	$22,810

The weighted-average grant-date fair value of options granted during the nine months ended November 30, 2011 and November 30, 2010 was $0.29 and $nil, respectively.

A summary of the status of the Company’s non-vested options as of November 30, 2011, and changes during the nine months ended November 30, 2011, is presented below:

		Weighted-average
		Grant-Date
Non-vested options	Shares	Fair Value
		$

Non-vested at February 28, 2011	1,376,666	0.26
Granted	1,600,000	0.27
Vested	(1,148,333)	0.26
Cancelled/forfeited	(95,001)	0.16

Non-vested at November 30, 2011	1,733,332	0.26

As of November 30, 2011, there was an estimated $393,100 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2009 nonqualified stock option plan. That cost is expected to be recognized over a weighted-average period of approximately 1.80 years.

On April 29, 2011, the Company repriced the exercise price of 1,125,000 vested stock options by reducing the exercise prices of $0.36 and $0.44 to $0.28. As a result, the Company recorded incremental stock-based compensation of $6,000 during the nine months ended November 30, 2011.